Segment Information - Summary of Internal Revenue and Costs Recorded by Each Reportable Segment (Parenthetical) (Detail) - Transfer Of Business From Enterprise To Openreach - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Enterprise [Member]
Disclosure Of Operating Segments [Line Items]
Internal revenue	£ 224	£ 242
Openreach [Member]
Disclosure Of Operating Segments [Line Items]
Internal revenue	£ 38	£ 40